Derivative Liabilities - Schedule of Fair Value of Liabilities Measured on Recurring Basis (Details) - Number	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Expected Dividend Yield [Member]
Derivative liability, measurement input
Minimum [Member]
Expected term	3 months 15 days	6 months 14 days
Minimum [Member] | Expected Stock Price Volatility [Member]
Derivative liability, measurement input	160		164
Minimum [Member] | Weighted-average Risk Free Interest Rate [Member]
Derivative liability, measurement input	1.55		2.51
Maximum [Member]
Expected term	5 years		5 years
Maximum [Member] | Expected Stock Price Volatility [Member]
Derivative liability, measurement input	223		355
Maximum [Member] | Weighted-average Risk Free Interest Rate [Member]
Derivative liability, measurement input	2.50		2.86